SUBSEQUENT EVENTS (Details Textual) - USD ($)		1 Months Ended
	Mar. 15, 2017	Apr. 24, 2017	Apr. 19, 2017	Feb. 16, 2017	Jan. 31, 2017
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment, Total					$ 31,759
Subsequent Event [Member] | Atlanta [Member]
Subsequent Event [Line Items]
Payments to Acquire Real Estate	$ 2,663,000	$ 300,000
Subsequent Event [Member] | Memphis [Member]
Subsequent Event [Line Items]
Payments to Acquire Real Estate			$ 5,320,000	$ 2,140,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					4.50%
Debt Instrument, Face Amount					$ 5,020,000
Debt Instrument, Maturity Date					Jan. 31, 2022
Debt Instrument, Periodic Payment, Total					$ 31,759